Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000150427 | 912797QU4_0.010000_2025-09-16
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000150427 | 912797PW1_0.010000_2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150427 | 912797LW5_0.010000_2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150427 | 912797QV2_0.010000_2025-09-23
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150427 | 912797PN1_0.010000_2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150427 | 912797MG9_0.010000_2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150427 | 912797QK6_0.010000_2025-08-19
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150427 | 912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150427 | 252131AK3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150427 | 472145AF8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150427 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000150427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000150427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000150427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150427 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150428 | 912797QU4_0.010000_2025-09-16
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000150428 | 912797PW1_0.010000_2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150428 | 912797LW5_0.010000_2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000150428 | 912797QV2_0.010000_2025-09-23
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150428 | 912797PN1_0.010000_2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150428 | 912797MG9_0.010000_2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150428 | 912797QK6_0.010000_2025-08-19
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150428 | 912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150428 | 252131AK3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150428 | 472145AF8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150428 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000150428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000150428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000150428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150428 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150428 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082231 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082231 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082231 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082231 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082231 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082231 | 126408103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082231 | BD2Z8S903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082231 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082231 | B39J2M903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082231 | 655844108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082231 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000082231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000082231 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000082231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082232 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082232 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082232 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082232 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082232 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082232 | 126408103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082232 | BD2Z8S903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082232 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082232 | B39J2M903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082232 | 655844108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082232 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082232 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000082232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000082232 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000082232 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058929 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000058929 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000058929 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000058929 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000058929 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058929 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058929 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058929 | 46432F396
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058929 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058929 | 464287242
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058929 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000058929 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000058929 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000058929 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058930 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000058930 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000058930 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000058930 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000058930 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058930 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058930 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058930 | 46432F396
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058930 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058930 | 464287242
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058930 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000058930 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000058930 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000058930 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240316 | 594972AJ0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240316 | 060505682
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240316 | 097023204
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240316 | 65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240316 | 842587DP9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240316 | 69331CAL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240316 | 90353TAJ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240316 | 538034BB4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240316 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240316 | 594972AR2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240316 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240316 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240316 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240316 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000240316 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240316 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240316 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240316 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240316 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240317 | 594972AJ0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240317 | 060505682
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240317 | 097023204
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240317 | 65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240317 | 842587DP9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240317 | 69331CAL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240317 | 90353TAJ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240317 | 538034BB4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240317 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240317 | 594972AR2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240317 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240317 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240317 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000240317 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240317 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240317 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240317 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240317 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028367 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028367 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028367 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028367 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028367 | 19247G107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028367 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028367 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028367 | 885160101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028367 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028367 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028367 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028367 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000028367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028367 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028367 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000028367 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028367 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028367 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028366 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028366 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028366 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028366 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028366 | 19247G107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028366 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028366 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028366 | 885160101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028366 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028366 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028366 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000028366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000028366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028366 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000134188 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000134188 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134188 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000134188 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000134188 | 19247G107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134188 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134188 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134188 | 885160101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134188 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134188 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000134188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000134188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000134188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134188 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028365 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028365 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028365 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028365 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028365 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028365 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028365 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028365 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028365 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028365 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000028365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028365 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028364 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028364 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028364 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028364 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028364 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028364 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028364 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028364 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028364 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028364 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000028364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028364 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134187 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134187 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134187 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134187 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134187 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134187 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134187 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134187 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134187 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134187 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134187 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134187 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000134187 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134187 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134187 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000134187 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134187 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134187 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134187 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134187 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134187 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028363 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028363 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028363 | 21873SAB4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028363 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028363 | 20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028363 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028363 | 382550BR1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 103304BV2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028363 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028363 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000028363 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000028363 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028363 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028363 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028363 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028363 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028363 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028362 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028362 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028362 | 21873SAB4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028362 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028362 | 20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028362 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028362 | 382550BR1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 103304BV2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000028362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000028362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028362 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134186 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134186 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134186 | 21873SAB4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134186 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134186 | 20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134186 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134186 | 382550BR1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 103304BV2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000134186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000134186 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000134186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000134186 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000134186 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134186 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134186 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096533 | 91282CMF5
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000096533 | 91282CND9
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000096533 | 91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000096533 | 91282CMB4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096533 | 46647PBT2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096533 | 06051GKJ7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096533 | 172967LD1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096533 | 3133ERYJ4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096533 | 02665WEK3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096533 | 38141GC77
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096533 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000096533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096533 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096533 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000096533 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096533 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096533 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096533 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 91282CMF5
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000096534 | 91282CND9
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000096534 | 91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000096534 | 91282CMB4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096534 | 46647PBT2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096534 | 06051GKJ7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 172967LD1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 3133ERYJ4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 02665WEK3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096534 | 38141GC77
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096534 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000096534 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096534 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096534 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000096534 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096534 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096534 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096534 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096534 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028371 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028371 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028371 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028371 | 229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028371 | 000957100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028371 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028371 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028371 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028371 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028371 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028371 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028370 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028370 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028370 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028370 | 229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028370 | 000957100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028370 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028370 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028370 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028370 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028370 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028370 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000134190 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134190 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134190 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134190 | 229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134190 | 000957100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134190 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134190 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134190 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134190 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134190 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134190 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134190 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000134190 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000134190 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134190 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000134190 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000134190 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134190 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134190 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134190 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134190 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000220247 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220247 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220247 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220247 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220247 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220247 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220247 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220247 | 101137107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220247 | 437076102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220247 | 742718109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220247 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220247 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220247 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220247 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000220247 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220247 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220247 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220247 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220247 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220245 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220245 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220245 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220245 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220245 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220245 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220245 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220245 | 101137107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220245 | 437076102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220245 | 742718109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220245 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220245 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220245 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220245 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000220245 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220245 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220245 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220245 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220245 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231513 | 00737L103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231513 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 750917106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 104674106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 48238T109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 87724P106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | P31076105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 683344105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 740444104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 580589109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231513 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000231513 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000231513 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231513 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231513 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000231513 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231513 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231513 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231513 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231513 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069022 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000069022 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069022 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069022 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069022 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069022 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069022 | B10LQP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069022 | 58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | B5VJH7900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069022 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069022 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069022 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000069022 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069022 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069022 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000069022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069022 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069022 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069022 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069022 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069023 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000069023 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069023 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069023 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069023 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069023 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069023 | B10LQP908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069023 | 58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069023 | B5VJH7900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069023 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069023 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069023 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000069023 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069023 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069023 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000069023 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069023 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069023 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069023 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069023 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132106 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132106 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000132106 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132106 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132106 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132106 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132106 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000132106 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132106 | 644232902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132106 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132106 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132106 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132106 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132106 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132106 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132106 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132106 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132106 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132106 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132106 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000132106 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132107 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132107 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000132107 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132107 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132107 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132107 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132107 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000132107 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132107 | 644232902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132107 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132107 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132107 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132107 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132107 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132107 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132107 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000132107 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132107 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132107 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132107 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000132107 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136816 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136816 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136816 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136816 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136816 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136816 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136816 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136816 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136816 | 644232902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136816 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000136816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000136816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000136816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000136816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136816 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156252 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156252 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156252 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156252 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156252 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156252 | BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156252 | B0RNRF908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156252 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156252 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156252 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156252 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156252 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000156252 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000156252 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156252 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156252 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156252 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156252 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156252 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156252 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156252 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156253 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156253 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156253 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156253 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156253 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156253 | BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156253 | B0RNRF908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156253 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156253 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156253 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156253 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156253 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000156253 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000156253 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156253 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156253 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156253 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156253 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156253 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156253 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156253 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156254 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156254 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156254 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156254 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156254 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156254 | BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156254 | B0RNRF908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156254 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156254 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156254 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156254 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156254 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000156254 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000156254 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156254 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000156254 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156254 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156254 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156254 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156254 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156254 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028361 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028361 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028361 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028361 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028361 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028361 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028361 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028361 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028361 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028361 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028361 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028360 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028360 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028360 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028360 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028360 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028360 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028360 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028360 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028360 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028360 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028360 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134185 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134185 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134185 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134185 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134185 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134185 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134185 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134185 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134185 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134185 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134185 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000134185 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134185 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134185 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000134185 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000134185 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134185 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134185 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134185 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134185 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193735 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193735 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193735 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193735 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193735 | BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193735 | 337738108
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193735 | B082RF905
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193735 | B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193735 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193735 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193735 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193735 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193735 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193735 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193735 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000193735 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193735 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193736 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193736 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193736 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193736 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193736 | BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193736 | 337738108
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193736 | B082RF905
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193736 | B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193736 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193736 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193736 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193736 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193736 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193736 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193736 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193736 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193736 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000193736 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193736 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000135644 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135644 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135644 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135644 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135644 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135644 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135644 | 032095101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135644 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135644 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135644 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000135644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000135644 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000135644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000135644 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000135645 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135645 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135645 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135645 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135645 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135645 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135645 | 032095101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135645 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135645 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135645 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135645 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135645 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000135645 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000135645 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135645 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000135645 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000135645 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135645 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135645 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028375 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028375 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028375 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028375 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028375 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | 517617908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028375 | B249GC909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028375 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028375 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028375 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028375 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028375 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028375 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028375 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028375 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028374 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028374 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028374 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028374 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028374 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | 517617908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028374 | B249GC909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028374 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134191 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134191 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134191 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134191 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134191 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | 517617908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134191 | B249GC909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000134191 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134191 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000134191 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134191 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000134191 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000134191 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134191 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134191 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134191 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134191 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028377 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028377 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028377 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028377 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028377 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028377 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028377 | ACI1X4R17
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028377 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028377 | B09DHL908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028377 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028376 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028376 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028376 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028376 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028376 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028376 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028376 | ACI1X4R17
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028376 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028376 | B09DHL908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028376 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207194 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207194 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207194 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | 721247906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000207194 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000207194 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000207194 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000207194 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207194 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000207194 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207194 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000207192 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207192 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207192 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | 721247906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000207192 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000207192 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000207192 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000207192 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207192 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000207192 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207192 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000207193 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207193 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | 721247906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000207193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000207193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000207193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000207193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000207193 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028359 | 646059907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028359 | BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028359 | BLF7T2907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028359 | 647052000
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028359 | 605737006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028359 | 689996007
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028359 | 625901905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028359 | ACI2PFFS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028359 | 677678005
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028359 | BYQ0JC901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028359 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028359 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028359 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028359 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028359 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000028359 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028359 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028359 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028359 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028358 | 646059907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028358 | BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028358 | BLF7T2907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028358 | 647052000
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028358 | 605737006
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028358 | 689996007
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028358 | 625901905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028358 | ACI2PFFS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028358 | 677678005
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028358 | BYQ0JC901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000028358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028379 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028379 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028379 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028379 | ACI1X4R17
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028379 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028379 | B09DHL908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028379 | 646059907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028379 | 607642907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028379 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028379 | BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028379 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028379 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028379 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028379 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028379 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028379 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000028379 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028379 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028379 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028379 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028379 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028378 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028378 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028378 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028378 | ACI1X4R17
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028378 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028378 | B09DHL908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028378 | 646059907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028378 | 607642907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028378 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028378 | BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000028378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028378 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134193 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134193 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134193 | ACI1X4R17
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134193 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134193 | B09DHL908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134193 | 646059907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134193 | 607642907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134193 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134193 | BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000134193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000134193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000134193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134193 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134193 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134193 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134193 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176375 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176375 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176375 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176375 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176375 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176375 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176375 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176375 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176375 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176375 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176375 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000176375 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176375 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176375 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176376 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176376 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176376 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176376 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176376 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176376 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176376 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176376 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176376 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176376 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000176376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176376 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176377 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176377 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176377 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176377 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176377 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176377 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176377 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176377 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176377 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176377 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000176377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176377 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%